Document and Entity Information	Nov. 07, 2019
Cover [Abstract]
Entity Registrant Name	Flexion Therapeutics Inc
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001419600
Document Period End Date	Nov. 07, 2019
Entity Emerging Growth Company	false
Entity File Number	001-36287
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1388364
Entity Address, Address Line One	10 Mall Road, Suite 301
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(781)
Local Phone Number	305-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, Par Value $0.01
Trading Symbol	FLXN
Name of each exchange on which registered	NASDAQ